Income Tax - Schedule of Unrecognised Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Unrecognised temporary differences
Start-up organisational expenses	$ 23,578,464	$ 23,562,382	$ 14,548,197
Exploration costs deducted for tax purposes	(18,773,790)
Property, plant and equipment deducted for tax purposes	(453,825)
Unrealised exchange rate positions	(522,296)
Carry forward tax losses	79,105,446	29,774,922	23,432,928
Total	82,933,999	53,337,304	37,981,125
Deferred tax liabilities at the respective rates of 0%, 21% and 23.0% (2025: 23.0%) as described below
Prepayments
Net unrecognised deferred tax asset/(liability)	$ 19,715,881	$ 12,215,209	$ 8,768,199